Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net income	$ (9,001,202)	$ (9,172,468)	$ 3,934,479	$ 4,970,863		$ 18,296,002
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization expense	352,127	1,506,242	1,285,830	1,497,749		1,613,402
Accretion of asset retirement obligations	11,062	83,926	809,423			1,575,296
Equity-based compensation	3,445,965	1,516,963				6,394
Deferred income tax benefit	(2,365,632)	(2,404,979)
Amortization of operating lease right-of-use assets			(448)			(329)
Amortization of debt issuance costs	1,191,553	1,982,958	3,334			3,676
Gain on extinguishment of liabilities		(1,720,000)
Change in fair value of unsettled derivatives	(443,349)	(326,508)	(226,338)			(2,185,000)
Change in fair value of warrant liability	(187,704)	484,799
Change in fair value of forward purchase agreement	(3,268,581)	4,534,766
Change in other property, plant, and equipment, net			83,004
Loss on sale of assets			816,011
Changes in operating assets and liabilities:
Accounts receivable	1,793,055	132,340	(198,571)			(243,940)
Prepaid expenses and other assets	(258,431)	177,793	(53,155)			(132,809)
Related party note receivable interest income			(266,771)
Accounts payable	7,953,598	1,787,285	626,309			148,143
Accrued liabilities and other	1,251,677	3,028,687	325,992			1,707,701
Royalties payable	(313,381)	1,510,124	364,404			10,248
Royalties payable, related party	323,717	224,434	808,329			(2,147,652)
Net cash provided by operating activities	484,474	3,346,362	8,311,832			18,651,132
Investing activities:
Development of crude oil and gas properties	(238,499)	(3,275,667)	(4,867,872)			(16,891,856)
Purchases of other equipment		(20,000)
Acquisition of business, net of cash acquired	(30,827,804)
Trust Account withdrawals	49,362,479
Issuance of related party note receivable			(190,997)			(3,809,003)
Net cash used in investing activities	18,296,176	(3,295,667)	(5,058,869)			(20,700,859)
Financing activities:
Proceeds from issuance of long-term debt	28,000,000					8,000,000
Payment of debt issuance costs	(808,992)					(3,000,000)
Repayments of long-term debt	(319,297)	(2,945,312)	(2,000,000)
Proceeds of short-term notes payable		967,500
Repayment of short-term notes payable		(421,963)
Proceeds from related party notes payable		450,000
Member distributions						(2,000,000)
Repayment of related party notes payable		(43,750)
Proceeds from sale of common stock		1,184,272
Redemptions of common stock	(44,737,839)
Net cash provided by financing activities	(17,866,128)	(809,253)	(2,000,000)			3,000,000
Net change in cash and cash equivalents	914,522	(758,558)	1,252,963			950,273
Cash and cash equivalents at beginning of period	2,590,932	3,505,454	2,016,315	2,016,315	$ 2,016,315	1,066,042
Cash and cash equivalents at end of period	3,505,454	2,746,896	3,269,278	2,590,932	3,505,454	2,016,315
Cash paid during the period for:
Interest on debt	370,625	3,489,041	1,509,755			847,968
Income taxes	154,000
Amounts included in the measurement of operating lease liabilities			56,625			151,655
Supplemental disclosure of non-cash investing and financing activities:
Operating lease assets obtained in exchange for operating lease obligations						46,528
Impact to right-of-use assets and lease liabilities due to lease modification						50,921
Exchange of Class B Units for Class A Common stock		2,845,600
Accrued purchases of property and equipment at period end	141,481	$ 1,405,550	1,740,662			663,954
Previously Reported [Member]
Operating activities:
Net income				4,970,863
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization expense				1,497,749
Accretion of asset retirement obligations				843,865
Equity-based compensation
Deferred income tax benefit
Amortization of operating lease right-of-use assets				(403)
Amortization of debt issuance costs				3,890
Change in fair value of unsettled derivatives				(1,215,693)
Change in fair value of warrant liability
Change in fair value of forward purchase agreement
Change in other property, plant, and equipment, net				83,004
Loss on sale of assets				816,011
Changes in operating assets and liabilities:
Accounts receivable				(921,945)
Prepaid expenses and other assets				26,833
Related party note receivable interest income				(313,401)
Accounts payable				1,480,138
Accrued liabilities and other				753,595
Royalties payable				157,991
Royalties payable, related party				8,066
Net cash provided by operating activities				8,190,563
Investing activities:
Development of crude oil and gas properties				(6,769,557)
Acquisition of business, net of cash acquired
Trust Account withdrawals
Issuance of related party note receivable				(190,998)
Net cash used in investing activities				(6,960,555)
Financing activities:
Proceeds from issuance of long-term debt
Payment of debt issuance costs
Repayments of long-term debt				(3,000,000)
Member distributions
Repayment of related party notes payable
Redemptions of common stock
Net cash provided by financing activities				(3,000,000)
Net change in cash and cash equivalents				(1,769,992)
Cash and cash equivalents at beginning of period	$ 246,323		$ 2,016,315	2,016,315	$ 2,016,315
Cash and cash equivalents at end of period				246,323		$ 2,016,315
Cash paid during the period for:
Interest on debt				2,002,067
Income taxes
Amounts included in the measurement of operating lease liabilities				56,625
Supplemental disclosure of non-cash investing and financing activities:
Operating lease assets obtained in exchange for operating lease obligations
Impact to right-of-use assets and lease liabilities due to lease modification
Accrued purchases of property and equipment at period end				$ 256,237